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                            FACSIMILE: (415) 981-4840


                                 March 30, 2005






BY EDGAR AND OVERNIGHT DELIVERY

Ms. Pamela A. Long
Division of Corporation Finance, Mail Stop 4-4
Securities and Exchange Commission
450 Fifth Street. N.W.
Washington, D.C. 20549
Facsimile:  202-942-9531

                  Re:      ATEL Capital Equipment Fund XI, LLC
                           Registration Statement on Form S-1
                           SEC File No. 333-120276

Dear Ms. Long:

     We are concurrently filing the enclosed pre-effective amendment no. 4 to the above-referenced registration statement on Form S-1.

     The amendment includes the changes made in response to comments 1 and 2 in your letter dated March 8, 2005. We previously submitted these changes to Mr. Schoeffler supplementally for review. The amendment also includes revisions to the report of independent accountants on the registrant's financial statements in response to comment 3 in your letter. We understand that this revision was discussed between the independent accountants and the staff accountants. We responded to comments 4 through 6 regarding the supplemental sales literature under separate cover.

     We would like to request acceleration of effectiveness upon confirmation from the NASD Corporate Financing Department that it has completed its review. We have submitted our responses to what we believe were the only outstanding comments and await their clearance.

Ms. Pamela A. Long
March 30, 2005
Page 2

     Please contact me with any further questions or comments you may have concerning this filing, and, if these proposed changes are acceptable, to advise us that we are clear to request acceleration of effectiveness.


                                Very truly yours,




                                Paul J. Derenthal

cc:      Mr. Paritosh Choksi
         Ms. Elif Kuvvetli
         Mr. Donald Carpenter
         Mr. Hubert Ban
         Mr. Andrew Schoeffler
         Ms. Meagan Caldwell